27 Benefits offered to team members (Details 7) R$ in Thousands	Dec. 31, 2019 BRL (R$)
Discount Rate [Member]
Disclosure of defined benefit plans [line items]
Premise change, cost of services	1.00%
Premise change, interest costs	1.00%
Premise increase, cost of services	R$ 739
Premise increase, interest costs	157
Premise reduction, cost of services	(967)
Premise reduction, interest costs	R$ (41)
Life Expectancy [Member]
Disclosure of defined benefit plans [line items]
Premise change, cost of services	1.00%
Premise change, interest costs	1.00%
Premise increase, cost of services	R$ 614
Premise increase, interest costs	3,290
Premise reduction, cost of services	(511)
Premise reduction, interest costs	R$ (2,594)
Rate Of Increase In Future Pension Plan [Member]
Disclosure of defined benefit plans [line items]
Premise change, cost of services	1.00%
Premise change, interest costs	1.00%
Premise increase, cost of services	R$ 116
Premise increase, interest costs	430
Premise reduction, cost of services	(116)
Premise reduction, interest costs	R$ (430)